Net Revenue (Tables)	12 Months Ended
Dec. 31, 2025
Revenue from Contracts with Customers [Abstract]
Schedule of Disaggregation of Revenue
The following table presents the Company’s revenue disaggregated based on revenue source and timing of revenue recognition. The Company believes these categories best depict the nature and timing of revenue.

(in millions)	2025	2024	2023
Type of goods and services:
Wafer revenue	$6,022	$6,098	$6,536
Non wafer revenue	769	652	856
Total	$6,791	$6,750	$7,392

Timing of revenue recognition:
Revenue recognized over time	$656	$484	$471
Revenue recognized at a point in time	6,135	6,266	6,921
Total	$6,791	$6,750	$7,392
The following table presents the Company’s revenue disaggregated based on end markets for the year ended December 31, 2025 and 2024:

(in millions):	2025	2024
Smart Mobile Devices	$2,678	$3,048
Communications Infrastructure & Data Center	745	577
Home and Industrial IoT	1,189	1,267
Automotive	1,410	1,206
Non wafer revenue and other	769	652
Total	$6,791	$6,750